Other Intangible Assets - Other Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Cost	$ 1,228	$ 1,145
Accumulated Amortization	(1,019)	(950)
Net Cost	209	195
Technologies & Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	668	618
Accumulated Amortization	(566)	(534)
Net Cost	102	84
Contractual Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	5	4
Accumulated Amortization	(5)	(4)
Purchased and Internally Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	440	407
Accumulated Amortization	(383)	(347)
Net Cost	57	60
In-process R&D [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	50	51
Net Cost	50	51
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	65	65
Accumulated Amortization	$ (65)	$ (65)